Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	13-3163498
Plan number	001
Total That Constitutes Nonexempt Prohibited Transactions	$ 1,326,795
Contributions Not Corrected	1,326,795
Contributions Corrected Outside VFCP
Corrections Pending Correction in VFCP
Total Fully Corrected Under Voluntary Fiduciary Correction Program (VFCP) and Prohibited Transaction Exemption 2002-51